Related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Summary of Major Related Parties And Their Relationships With The Company
The table below sets forth the major related parties and their relationships with the Company as of March 31, 2021, 2022 and 2023:

Name of related parties	Relationship with the Company
Nanjing Animal Pharmaceutical	An equity investee of the Company
Wuhan Chunzhijin	An equity investee of the Company
Weishi Network	An equity investee of the Company
Beijing Petdog	An available-for-sale debt investee that the Company has significant influence
Shanghai Guangcheng Information Technology (limited partnership) (“Shanghai Guangcheng Information”)	A company with a common director of the Company
MERCHANT TYCOON LIMITED	A shareholder of the Company
SUPERB ORIGIN INTERNATIONAL LIMITED	A shareholder of the Company
Yingzhi (Lisa) Tang	Senior management of the Company
Yan Jiang	Senior management of the Company
Di (Jackie) Chen	Senior management of the Company until July, 2021
Ying (Christina) Zhang	Senior management of the Company until February, 2022
Fei Wang	Senior management of the Company until April, 2022
Lijun Zhou	Senior management of the Company until April, 2022

Summary of Related Party Transactions And Balances

	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2023
	RMB	RMB	RMB
Online marketing and information services
Beijing Petdog	410	—	—
Weishi Network	—	19	—

	410	19	—

Purchase of merchandise
Weishi Network	—	1,582	—
Nanjing Animal Pharmaceutical	250	1,020	1,402

	250	2,602	1,402

	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2023
	RMB	RMB	RMB
Loans granted to related parties
Shanghai Guangcheng Information (a)	—	33,395	—
Wuhan Chunzhijin (b)	5,690	2,600	2,720
MERCHANT TYCOON LIMITED	—	—	100
Yingzhi (Lisa) Tang	—	1,750	—
Lijun Zhou	—	300	—
Yan Jiang	200	70	—
Nanjing Animal Pharmaceutical (c)	500	—	—
Fei Wang	500	—	—

	6,890	38,115	2,820

(a)
In April 2021, the Company granted Shanghai Guangcheng Information a short-term loan with a total principal amount of RMB33.4 million (equivalent to USD5 million), bearing an interest rate of
3.5
% per annum. The loan was fully repaid by March 31, 2022.

(b)
The Company entered into a loan agreement with Wuhan Chunzhijin to provide Wuhan Chunzhijin with an interest-free loan of up to 10 million, which will be repaid on demand. In March 2023, the company converted RMB3.4 million loan to Wuhan Chunzhijin into equity interest. (Detail refer to Note 11)

(c)
In December 2019, Nanjing Xingmu, one of the Company’s subsidiaries, entered into a twelve-month interest free loan agreement with Nanjing Agricultural Pharmaceutical for a principal amount of RMB1 million. This loan was early repaid in May 2020. In June 2020, Nanjing Xingmu entered into another twelve-month interest free loan agreement with Nanjing Agricultural Pharmaceutical for a principal amount of RMB0.5 million. The loan was repaid in June 2021.

Summary of Related Party Transactions

	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2023
	RMB	RMB	RMB
Staff advances
Yingzhi (Lisa) Tang	10	—	—

Advances provided to related parties

SUPERB ORIGIN INTERNATIONAL LIMITED	—	—	5,497
Nanjing Animal Pharmaceutical	2,073	—	350

	2,073	—	5,847

Loans granted from related parties
Shanghai Guangcheng Information (a)	—	9,961	—

(a)
In April 2021, the Company obtained a total loan facility up to USD5 million from Shanghai Guangcheng Information. During the year ended March 31, 2022, the Company drew down a total amount of USD1.5 million (equivalent to RMB10.0 million) from the loan facility, with interest bearing at 3.5% per annum. The loan was fully repaid by March 31, 2022.

Summary of Transactions Due From Related Parties
Amounts due from related parties

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Prepayments to related parties
SUPERB ORIGIN INTERNATIONAL LIMITED	—	5,497
Nanjing Animal Pharmaceutical	1,650	2,000
Weishi Network	1,582	1,582

	3,232	9,079

Other receivables from related parties
Wuhan Chunzhijin	7,594	2,988

Loans to related parties
Yan Jiang	200	200
Fei Wang ( a )	500	—
Lijun Zhou	200	—
MERCHANT TYCOON LIMITED	—	100

	900	300

( a )
In January 2021, the Company entered into a one-year loan agreement with Fei Wang, for a principal amount of RMB0.5 million, bearing an interest rate of 4% per annum. This loan was pledged by 515,000 stock options owned by Fei Wang. In December 2022, the loan contract was renewed to December 2023 and was recorded as prepayments and other current assets as of March 31, 2023.

Summary of Transactions Due To related parties	Amounts due to related parties

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Trade payables to related parties
Nanjing Animal Pharmaceutical	219	471